                              ING SERIES FUND, INC.
                                ING BALANCED FUND
                          ING INDEX PLUS LARGECAP FUND
                           ING INDEX PLUS MIDCAP FUND
                          ING INDEX PLUS SMALLCAP FUND

                     Supplement dated January 6, 2006 to the
          Class A, Class B and Class C Prospectus, Class I Prospectus,
                    Class O Prospectus and Class R Prospectus
                          Each Dated September 30, 2005

     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Balanced Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund.

     ING BALANCED FUND

     The second paragraph of the sub-section entitled "ING Balanced Fund," under the section entitled "Management of the Funds - Sub-Advisers" on page 40 of the Class A, Class B and Class C Prospectus; page 35 of the Class I Prospectus; and page 34 of the Class O Prospectus is hereby deleted and replaced with the following:

     The equity portion of the fund has been managed by Omar Aguilar, Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

     ING INDEX PLUS FUNDS

     The second paragraph of the sub-section entitled "ING Index Plus Funds," under the section entitled "Management of the Funds - Sub-Advisers" on page 41 of the Class A, Class B and Class C Prospectus; page 36 of the Class I Prospectus; page 35 of the Class O Prospectus; and page 15 of the Class R Prospectus is hereby deleted and replaced with the following:

     Omar Aguilar, Ph.D. has co-managed ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund since December 2005. He has been with IIM since July 2004 and is Head of Quantitative Equity Research. Dr. Aguilar previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                                ING BALANCED FUND
                          ING INDEX PLUS LARGECAP FUND
                           ING INDEX PLUS MIDCAP FUND
                          ING INDEX PLUS SMALLCAP FUND

                       Supplement dated January 6, 2005 to
                Class A, Class B and Class C, Class I and Class R
                   Statement of Additional Information ("SAI")
                 and Class O SAI, each dated September 30, 2005

     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Balanced Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar.

     The tables, and the footnotes thereto, in the sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the section entitled "Portfolio Managers" on pages 69 and 71, respectively, of the Class A, Class B, Class C, Class I and Class R SAI are deleted in their entirety and replaced with the following:

     OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager:

                           REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                 COMPANIES                   VEHICLES                 OTHER ACCTS
                        --------------------------- -------------------------- ---------------------------
                          NUMBER                      NUMBER
                            OF                          OF                      NUMBER OF
  PORTFOLIO MANAGER      ACCOUNTS   TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------------
Omar Aguilar(1)             68     $  8,006,205,084     15     $ 3,118,739,255      25(2)  $ 5,316,819,520
Kenneth Bragdon(3)           2     $    270,170,531      3     $   416,960,399      65     $ 2,101,083,415
Douglas Cote(3)             52     $ 11,583,269,926     18     $ 3,337,073,432      53     $ 4,026,157,871
Mary Ann Fernandez(3)       45     $  7,478,001,384      0                 N/A       0                 N/A
James Kauffmann(3)          50     $  7,485,038,089     15     $ 1,816,829,588      26(4)  $ 7,632,807,929
Scott Lewis(3)               4     $    622,590,273      2     $   200,626,125       1     $    43,532,272
Shiv Mehta(3)               45     $  7,478,001,384      0                 N/A       0                 N/A
Steve Salopek(3)             4     $    946,900,177      0                 N/A       0                 N/A
Richard Welsh(3)             4     $    756,724,512      3     $   416,960,399      65     $ 2,101,083,415

----------
   (1)  As of September 30, 2005.
   (2) Four of these accounts with total assets of $764,300,730 have advisory fees that are based on the performance of the accounts.
   (3)  As of May 31, 2005.
   (4) One of these accounts with total assets of $159,525,132 has an advisory fee that is also based on the performance of the account.

   OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the funds owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

                                                                       DOLLAR RANGE OF FUND SHARES
PORTFOLIO MANAGER                                    FUND                         OWNED
----------------------------------------   -------------------------   ---------------------------
Omar Aguilar(1)                             ING Index Plus LargeCap          $       23,469
                                            ING Index Plus SmallCap          $        7,388
Kenneth Bragdon(2)                                    N/A                    $            0
Douglas Cote(2)                             ING Index Plus LargeCap          $       78,068
                                             ING Index Plus MidCap           $      145,508
                                            ING Index Plus SmallCap          $       12,492
Mary Ann Fernandez(2)                                N./A                    $            0
James Kauffmann(2)                                    N/A                    $            0
Scott Lewis(2)                                        N/A                    $            0
Shiv Mehta(2)                                         N/A                    $            0
Steve Salopek(2)                                      N/A                    $            0
Richard Welsh(2)                                      N/A                    $            0

----------
   (1)  As of December 30, 2005.
   (2)  As of May 31, 2005.

     The tables, and the footnotes thereto, in the sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the section entitled "Portfolio Managers" on pages 59 and 61, respectively of the Class O SAI are deleted in their entirety and replaced with the following:

     OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager:

                           REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                 COMPANIES                   VEHICLES                 OTHER ACCTS
                        --------------------------- -------------------------- ---------------------------
                          NUMBER                      NUMBER                      NUMBER
                            OF                          OF                          OF
PORTFOLIO MANAGER        ACCOUNTS   TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------------
Omar Aguilar(1)             68     $  8,006,205,084     15     $ 3,118,739,255      25(2)  $ 5,316,819,520
Douglas Cote(3)             52     $ 11,583,269,926     18     $ 3,337,073,432      53     $ 4,026,157,871
Mary Ann Fernandez(3)       45     $  7,478,001,384      0                 N/A       0                 N/A
James Kauffmann(3)          50     $  7,485,038,089     15     $ 1,816,829,588      26(4)  $ 7,632,807,929
Shiv Mehta(3)               45     $  7,478,001,384      0                 N/A       0                 N/A

----------
   (1)  As of September 30, 2005.
   (2) Four of these accounts with total assets of $764,300,730 have advisory fees that are based on the performance of the accounts.
   (3)  As of May 31, 2005
   (4) One of these accounts with total assets of $159,525,132 has an advisory fee that is also based on the performance of the account.

   OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the funds owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

                                                                       DOLLAR RANGE OF FUND SHARES
PORTFOLIO MANAGER                                    FUND                         OWNED
----------------------------------------   -------------------------   ---------------------------
Omar Aguilar(1)                               ING Index Plus LargeCap        $       23,469
                                              ING Index Plus SmallCap        $        7,388
Douglas Cote(2)                               Index Plus LargeCap            $       78,068
                                               Index Plus MidCap             $      145,508
                                              Index Plus SmallCap            $       12,492
Mary Ann Fernandez(2)                                 N/A                    $            0
James Kauffmann(2)                                    N/A                    $            0
Scott Lewis(2)                                        N/A                    $            0
Shiv Mehta(2)                                         N/A                    $            0

----------
   (1)  As of December 30, 2005.
   (2)  As of May 31, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE